Cash and due from banks	12 Months Ended
Dec. 31, 2024
Cash and due from banks
Cash and due from banks
The following table presents the details of interest-bearing deposits in banks and restricted deposits:

	December 31,
	2024	2023
Demand deposits (1)	1,817,238	1,969,102
Time deposits	146,600	78,350
Total cash and due from banks	1,963,838	2,047,452

Less: time deposits with original maturity over 90 days and other restricted deposits (2)	143,907	60,384
Total cash and cash equivalents	1,819,931	1,987,068
The following table presents the restricted deposits classified by country risk:

	December 31,
	2024	2023
Country:
Canada	—	5,342
Chile	20,000	—
Germany	29,263	5,775
Japan	18,120	14,820
Panama	1,600	—
Spain	10,300	—
Switzerland	—	13,747
United Kingdom	254	—
United States of America(2)	64,370	20,700
Total	143,907	60,384

(1) Demand deposits includes $1,021 million (2023: $1,884 million) at Federal Reserve of United States of America.

(2) As of December 31, 2024 includes restricted deposit of $25 million (2023: $18 million) with the New York State Department of Financial Services under March 1994 legislation and margin call deposits collateralizing derivative financial instrument transactions.